United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended:  9/30/2007

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax,  5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total: 306,841(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP    (X$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
MARRIOTT INTL INC NEW                      C    57190320  $3,888     89430   SH           SOLE                                 89430
STARWOOD HOTELS&RESORTS WRLD               C   85590A401  $6,033     99315   SH           SOLE                                 99315
KILROY RLTY CORP                           C    49427F10    $58       950    SH           SOLE                                   950
AMB PPTY CORP                              C    00163T10  $10,485    175310  SH           SOLE                                175310
ARCHSTONE-SMITH TR                         C    39583109  $20,449    340025  SH           SOLE                                340025
AVALONBAY CMNTYS INC                       C    5348410   $18,424    156055  SH           SOLE                                156055
BOSTON PPTYS INC                           C    10112110  $19,300    185752  SH           SOLE                                185752
BRE PPTYS INC                              C    5.56E+13  $8,005     143120  SH           SOLE                                143120
CAMDEN PPTY TR                             C    13313110  $4,771     74255   SH           SOLE                                 74255
DEVELOPERS DIVERSIFIED RLTY                C    25159110  $7,241     129600  SH           SOLE                                129600
EQUITY LIFESTYLE PPTYS INC                 C    29472R10  $10,064    194286  SH           SOLE                                194286
EQUITY RESIDENTIAL                         C    29476L10  $6,431     151825  SH           SOLE                                151825
ESSEX PPTY TR                              C    29717810  $3,925     33385   SH           SOLE                                 33385
FEDERAL RLTY INVT TR                       C    31374720  $11,276    127265  SH           SOLE                                127265
FOREST CITY ENTERPRISES INC                C    34555010  $2,607     47260   SH           SOLE                                 47260
HEALTH CARE PPTY INVS INC                  C    42191510   $464      14000   SH           SOLE                                 14000
HOST MARRIOTT CORP NEW                     C    44107P10  $16,798    748575  SH           SOLE                                748575
KILROY RLTY CORP                           C    49427F10  $2,685     44290   SH           SOLE                                 44290
LASALLE HOTEL PPTYS                        C    51794210  $3,962     94160   SH           SOLE                                 94160
MACERICH CO                                C    55438210  $8,947     102155  SH           SOLE                                102155
PROLOGIS TR                                C    74341010  $21,563    324993  SH           SOLE                                324993
PS BUSINESS PKS INC CALIF                  C    69360J10  $3,607     63450   SH           SOLE                                 63450
PUBLIC STORAGE INC                         C    74460D10  $17,084    217220  SH           SOLE                                217220
REGENCY CTRS CORP                          C    75884910  $12,755    166183  SH           SOLE                                166183
SIMON PPTY GROUP INC NEW                   C    82880610  $21,133    211331  SH           SOLE                                211331
SL GREEN RLTY CORP                         C    78440X10  $16,843    144240  SH           SOLE                                144240
TAUBMAN CTRS INC                           C    87666410  $12,536    228965  SH           SOLE                                228965
VENTAS INC                                 C    92276F10   $393       9500   SH           SOLE                                  9500
VORNADO RLTY TR                            C    92904210  $20,587    188265  SH           SOLE                                188265
BROOKFIELD PPTYS CORP                      C    11290010  $5,552     222955  SH           SOLE                                222955
DEVELOPERS DIVERSIFIED RLTY                C    25159110    $70       1250   SH           SOLE                                  1250
GENERAL GROWTH PPTYS INC                   C    37002110  $8,906     166090  SH           SOLE                                166090




</SEC-DOCUMENT>